LEASES (Tables)	12 Months Ended
Mar. 31, 2016
LEASES
Schedule of future minimum lease payments under noncancellable operating leases and capital leases

As of March 31, 2016, the future minimum lease payments under noncancellable operating leases and capital leases are as follows:

	Thousands of Yen
	Operating
Years ending March 31,	Leases	Capital Leases
2017	¥328,671	¥3,650
2018	340,916	2,068
2019	273,653	—
2020	176,378	—
2021	150,220	—
Total minimum lease payments	¥1,269,838	5,718

Less amounts representing interest		105
Present value of minimum lease payments		5,613
Less current portion		4,066
Noncurrent portion		¥1,547